Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Disclosure Of Quantitative Information About Lease Liabilities	The Group leased automobiles, equipment and real estate for the periods indicated below. The following is a reconciliation of leases arising from financing activities, along with the balance sheet classification of future minimum lease payments as of the reporting periods presented:

	Present Value of Minimum Lease Payments
	December 31, 2024	December 31, 2023	December 31, 2022
Balance at beginning of period	$31,122	$28,862	$27,804
Additions(a)	19,253	14,430	11,269
Interest expense(b)	2,649	1,661	1,022
Cash inflows(c)	8,568	—	—
Cash outflows(d)	(16,992)	(13,831)	(11,233)
Balance at end of period	$44,600	$31,122	$28,862
Classified as:
Current liability	$13,776	$10,563	$9,293
Non-current liability	30,824	20,559	19,569
Total	$44,600	$31,122	$28,862
(a)The lease additions of $19,253, $14,430 and $11,269 for the years ended December 31, 2024, 2023 and 2022, respectively, were primarily due to the expansion of the
Group’s fleet, driven by ongoing growth.
(b)Included as a component of finance cost.
(c)Cash inflows consisted of proceeds from a lease modification for our fleet that was executed in 2024.
(d)Cash outflows consisted of $14,343, $12,169, and $10,211 in principal payments for the years ended December 31, 2024, 2023 and 2022, respectively, and $2,649,
$1,661, and $1,022 in interest payments for the same periods, respectively.

Schedule of Right-of-use Assets	Outlined below is the movement in the Group’s right-of-use assets, along with their balance sheet classification as of the reporting periods presented:

	Right-of-Use Assets
	December 31, 2024	December 31, 2023	December 31, 2022
Balance at beginning of period	$30,014	$27,959	$26,908
Additions(a)	19,007	13,279	11,295
Depreciation	(12,965)	(11,224)	(10,244)
Balance at end of period	$36,056	$30,014	$27,959
Classified as:
Motor vehicles	$32,843	$25,592	$23,782
Midstream	1,785	3,136	3,801
Buildings and leasehold improvements	1,428	1,286	376
Total	$36,056	$30,014	$27,959
(a)The lease additions of $19,007, $13,279 and $11,295 for the years ended December 31, 2024, 2023 and 2022, respectively, were attributable to the expansion of the
Group’s fleet, driven by ongoing growth.

Disclosure of Discount Rates Related to Leases	The range of discount rates applied in calculating right-of-use assets and the corresponding lease liabilities, based on the lease term, is detailed below:

	December 31, 2024	December 31, 2023	December 31, 2022
Discount rates range	2.9% - 7.3%	1.8% - 7.1%	1.8% - 6.3%

Disclosure of Maturity Analysis of Lease Liabilities	The table below illustrates the maturity schedule of leases as of the periods presented:

	December 31, 2024	December 31, 2023	December 31, 2022
Not Later Than One Year	$13,776	$10,563	$9,293
Later Than One Year and Not Later Than Five Years	30,733	20,559	19,569
Later Than Five Years	91	—	—
Total	$44,600	$31,122	$28,862